Additional Information on the Nature of Comprehensive Loss Components (Details) - Schedule of additional information on the nature of comprehensive loss components - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Expenses for employee benefits
Operating and maintenance costs	$ 528,658	$ 182,628
Professional fees	91,249	40,491
Share based compensation	7,804,271	1,247,551
Expenses for employee benefits	8,424,178	1,470,670
Net financial expenses
Interest on loans	96,134	41,992
Interest on lease liabilities	236,680	216,435
Net financial expenses	$ 332,814	$ 258,427